Share Capital (Tables)	12 Months Ended
Mar. 31, 2024
Share Capital [Abstract]
Schedule of Option Transactions	The following is a summary of option transactions:
	Number of options	Weighted average exercise price per share CAD$
Balance, April 1, 2022	995,335	$7.28
Option granted	595,000	3.95
Options cancelled/forfeited	(158,667)	6.29
Balance, March 31, 2023	1,431,668	$6.01
Options cancelled/forfeited	(104,667)	5.83
Balance, March 31, 2024	1,327,001	$6.02

Schedule of Information About Stock Options Outstanding	The following table summarizes information about stock options outstanding as at March 31, 2024:
Exercise price in CAD	Number of options outstanding at March 31, 2024	Weighted average remaining contractual life (Years)	Weighted average exercise price in CAD	Number of options exercisable at March 31, 2024	Weighted average exercise price in CAD
$3.93	438,000	3.07	$3.93	219,000	$3.93
$4.08	60,000	3.90	$4.08	20,000	$4.08
$5.46	454,001	1.15	$5.46	454,001	$5.46
$9.45	375,000	1.62	$9.45	375,000	$9.45
$3.93 to $9.45	1,327,001	2.04	$6.02	1,068,001	$6.52

Schedule of RSUs	The following is a summary of RSUs transactions:
	Number of units	Weighted average grant date closing price per share $CAD
Balance, March 31, 2022	1,636,165	$6.47
Granted	1,154,000	3.96
Forfeited	(159,792)	5.44
Distributed	(503,703)	6.04
Balance, March 31, 2023	2,126,670	$5.29
Granted	1,056,000	5.28
Forfeited	(113,665)	5.04
Distributed	(928,755)	5.44
Balance, at March 31, 2024	2,140,250	$5.23

Schedule of Earnings Per Share Basic and Diluted	Earnings per share (basic and diluted)
	For the years ended March 31,
	2024			2023
	Income (Numerator)	Shares (Denominator)	Per-Share Amount	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Net income attributable to equity holders of the Company	$36,306			$20,608

Basic earnings per share	36,306	176,997,360	$0.21	20,608	176,862,877	$0.12
Effect of dilutive securities:
Stock options and RSUs		2,140,250			2,126,672
Diluted earnings per share	$36,306	179,137,610	$0.20	$20,608	178,989,549	$0.12